Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Schedule of RSU activity
		Weighted Average
	Number of	grant date
	Options	Fair Value

Unvested Balance at January 1, 2022	3,838,865
Granted *	5,898,662	$2.08
Vested	(403,024)	$5.46
Forfeited	(130,234)	$3.87

Unvested Balance at June 30, 2022	9,204,269

*    The RSU awards generally vest over four years, with no exercise price.

Schedule of share based compensation expenses
	Six-months	Six-months
	period ended	period ended
	June 30	June 30
	2022	2021
	USD thousand	USD thousand

Cost of Services	13	-
Research and development	1,138	534
Sales and marketing	1,467	200
General and administrative	2,263	314

	4,881	1,048